TAXATION (Tables)	12 Months Ended
Dec. 31, 2020
TAXATION
Schedule of Loss before income taxes

	For the year ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Non-PRC	2,348	750	(2,937,591)	(450,207)
PRC	(1,621,500)	(3,159,870)	(3,303,200)	(506,239)

	(1,619,152)	(3,159,120)	(6,240,791)	(956,446)

Schedule of Reconciliation of tax computed by applying the statutory income tax rate

	For the year ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Loss before income taxes	(1,619,152)	(3,159,120)	(6,240,791)	(956,446)

Income tax benefit computed at PRC statutory income tax rate of 25%	404,788	789,780	1,560,198	239,111
Additional deduction for R&D expenses	—	4,192	9,108	1,396
Non-deductible share-based compensation expenses	—	(38,071)	(5,507)	(844)
Non-deductible expenses	(14,678)	(43,651)	(24,495)	(3,754)
Change of valuation allowance	(390,800)	(535,424)	(164,850)	(25,264)
Effect of preferential tax rate	—	(181,304)	(9,395)	(1,440)
Effect of International tax rates	690	3,091	(727,446)	(111,487)
Error of accrual	—	—	188	29

Income tax expense	—	(1,387)	637,801	97,747

Schedule of Significant components of Deferred taxes

	As of December 31,
	2019	2020
	RMB	RMB	US$
Deferred tax assets
Advertising expenses	21,218	—	—
Donation	1,262	1,613	247
Accrued expenses	10,272	40,189	6,159
Accrued welfare	701	833	128
Impairment loss of long-lived assets and investments	39,671	317,846	48,712
Allowance for doubtful accounts	14,603	21,122	3,237
Tax losses	849,351	1,359,044	208,283
Valuation allowance	(937,078)	(1,101,927)	(168,878)

Total deferred tax assets, net	—	638,720	97,888

Schedule of unrecognized tax benefits roll-forward

	As of December 31,
	2019	2020
	RMB	RMB	US$
Balance at beginning of year	4,479	32,480	4,978
Additions based on tax positions related to the current year	28,001	21,481	3,292

Balance at end of year	32,480	53,961	8,270